Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Legal Matters
The Company is subject to various legal proceedings, many involving routine litigation incidental to the businesses, including approximately 1,615 pending product liability lawsuits resulting from its national distribution of automotive parts and supplies. Many of these involve claims of personal injury allegedly resulting from the use of automotive parts distributed by the
Company. The amounts accrued for product liabilities as of December 31, 2019 and 2018 were $146,230 and $141,203, respectively. While litigation of any type contains an element of uncertainty, the Company believes that its insurance coverage and its defense, and ultimate resolution of pending and reasonably anticipated claims will continue to occur within the ordinary course of the Company’s business and that resolution of these claims will not have a material effect on the Company’s business, results of operations or financial condition.
On April 17, 2017, a jury awarded damages against the Company of $81,500 in a litigated automotive product liability dispute. Through post-trial motions and offsets from previous settlements, the initial verdict was reduced to $77,100. The Company believed the verdict was not supported by the facts or the law and was contrary to the Company’s role in the automotive parts industry. The Company challenged the verdict through an appeal to a higher court. On February 19, 2020, the higher court issued an order entirely reversing the jury’s finding on damages and ordering a new trial on damages.  Absent any further appeal, the matter will be remanded to the trial court for a new trial on damages only. At the time of the filing of these financial statements, based upon the Company’s legal defenses, insurance coverage, and reserves, the Company does not believe this matter will have a material impact to the consolidated financial statements.
Fire at S.P. Richards Headquarters and Distribution Center
On July 19, 2019, a fire occurred at the S.P. Richards headquarters in Atlanta, Georgia. The building primarily held the S.P. Richards headquarters office and was connected to its Atlanta distribution center. The Company maintains property and casualty loss insurance coverage. The Company expects to recover all losses on inventory, property, plant and equipment and other fire-related costs from insurance proceeds.